13F-HR
06/30/2008
0001353342
sev#ncv3
NONE
1
Justine Scranton
212-984-2316
justine@wrainvest.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     WRA Investments, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 13-53342

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      William R. Araskog
Title:     Managing Member
Phone:     212-984-2301
Signature, Place and Date of Signing:

    William R. Araskog  August 12, 2008

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    151176

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AIRMEDIA GROUP INC		 SPONSORED ADR    009411109	4242   293750 SH       SOLE     01          293750 	  0        0
D ALCOA INC			 COMMON STOCK     013817101	4969   139500 SH       SOLE     01          139500        0        0
D AMERICA MOVIL SAB DE CV	 SPON ADR L SHS   02364W105	2638    50000 SH       SOLE     01           50000        0        0
D ARUBA NETWORKS INC		 COMMON STOCK	  043176106	1308   250000 SH       SOLE     01          250000        0        0
D BAIDU COM INC	                 SPON ADR REP A   056752108	2738     8750 SH       SOLE     01            8750 	  0        0
D CANADIAN SOLAR INC             COMMON STOCK     136635109	4019   100000 SH       SOLE     01          100000        0        0
D CAPITALSOURCE INC              COMMON STOCK     14055X102	 853    77000 SH       SOLE     01           77000        0        0
D CENTURY ALUM CO                COMMON STOCK     156431108	8112   122000 SH       SOLE     01          122000        0        0
D CHINA SUNERGY CO LTD		 SPON ADR	  16942X104     6597   797750 SH       SOLE     01          797750 	  0        0
D CISCO SYS INC			 COMMON STOCK	  17275R102     2233    96000 SH       SOLE     01           96000 	  0        0
D COMVERGE INC			 COMMON STOCK	  205859101     3355   239970 SH       SOLE     01          239970 	  0        0
D DILLARDS INC			 CL A	 	  254067101     9950   860000 SH       SOLE     01          860000        0        0
D DILLARDS INC			 CL A	 	  254067901      289    25000 SH  CALL SOLE     01           25000        0        0
D DUPONT FABROS TECHNOLOGY INC	 COMMON STOCK 	  26613Q106     5038   270300 SH       SOLE     01          270300        0        0
D EQUINIX INC			 COM NEW 	  29444U502     6415    71900 SH       SOLE     01           71900        0        0
D FIRST BANCORP P R		 COMMON STOCK     318672102     3043   480000 SH       SOLE     01          480000        0        0
D FIRST SOLAR INC		 COMMON STOCK     336433107     3001    11000 SH       SOLE     01           11000        0        0
D GOOGLE INC			 CL A		  38259P508	1474     2800 SH       SOLE     01            2800 	  0        0
D GREAT LAKES DREDGE & DOCK CO   COMMON STOCK     390607109	3904   638984 SH       SOLE     01          638984 	  0        0
D INTERNATIONAL GAME TECHNOLOG   COMMON STOCK	  459902102     6628   265350 SH       SOLE     01          265350        0        0
D JA SOLAR HOLDINGS CO LTD       SPON ADR	  466090107     3168   188000 SH       SOLE     01          188000 	  0        0
D KAISER ALUMINUM CORP           COM PAR $0.01    483007704	2403    44894 SH       SOLE     01           44894        0        0
D SPDR SERIES TRUST	         KBW REGL BKG     78464A698    16108   604900 SH       SOLE     01          604900        0        0
D SPDR SERIES TRUST	         KBW REGL BKG     78464A908     5326   200000 SH  CALL SOLE     01          200000        0        0
D KKR FINANCIAL HLDGS LLC        COMMON STOCK     48248A306	5350   509500 SH       SOLE     01          509500        0        0
D LDK SOLAR CO LTD               SPONSORED ADR    50183L107	1837    48500 SH       SOLE     01           48500        0        0
D LORILLARD INC			 COMMON STOCK     544147101     9267   134000 SH       SOLE     01          134000 	  0        0
D MERRILL LYNCH & CO INC	 COMMON STOCK     590188958     4281   135000 SH  PUT  SOLE     01           13500 	  0        0
D NEW ORIENTAL ED & TECH GRP I   SPON ADR	  647581107     2220    38000 SH       SOLE     01           38000 	  0        0
D RADIOSHACK CORP		 COMMON STOCK 	  750438103     4584   373600 SH       SOLE     01          373600 	  0        0
D REDWOOD TR INC      		 COMMON STOCK     758075402	 410    18000 SH       SOLE     01           18000 	  0        0
D SEACOAST BKG CORP FLA		 COMMON STOCK     811707306	1443   186000 SH       SOLE     01          186000 	  0        0
D SOLARFUN POWER HOLDINGS CO L	 SPONSORED ADR    83415U108	9100   520000 SH       SOLE     01          520000 	  0        0
D SUNTRUST BKS INC		 COMMON STOCK	  867914903	1811    50000 SH  cALL SOLE     01           50000 	  0        0
D WNS HOLDINGS LTD		 SPON ADR	  92932M101     3062   181750 SH       SOLE     01          181750 	  0        0


S REPORT SUMMARY                 35 DATA RECORDS              151176        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       06/30/08
Client                       WRA Investments, L.L.C.
Use Adjustments              No
Combine Funds                No
Report Data Records                            35
               Total Records                   35
               Total Omitted                    0
Report Market Value x($1000)               151176
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
     Cusip             Desciption              Quantity    Market Value


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